Income Taxes - (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Foreign income before income taxes	$ (63,099)	$ 56,287
(Loss) income before taxes	$ (63,099)	$ 56,287